Annual Total Returns - Fidelity Freedom Blend 2005 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2005 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2005 Fund- Class K6
Bar Chart Table:
Annual Return 2019	12.54%
Annual Return 2020	9.39%